SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the CEO. The Group is currently engaged in providing learning services and educational content & digitalized learning products. The CODM reviews consolidated results including revenue, grow profit and operating profit at a consolidated level only and does not distinguish among services and products for the purpose of making decision about resources allocation and performance assessment. As such, the Group concluded that it has one operating segment and one reporting segment. The Group operates solely in mainland China and all of the Group’s long-lived assets are located in mainland China.